Income Taxes - Items where no Deferred Tax Assets were recognized (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016 [1]
Items where no Deferred Tax Assets were recognized
Deductible temporary differences	€ (34)	€ 1
Not expiring	(4,875)	(4,368)
Expiring in subsequent period	(19)	(189)
Expiring after subsequent period	(450)	(746)
Unused tax losses	(5,344)	(5,303)
Expiring in subsequent period	0	0
Expiring after subsequent period	(11)	(13)
Unused tax credits	€ (12)	€ (14)

[1]	Amounts in the table refer to deductible temporary differences, unused tax losses and tax credits for federal income tax purposes